Accounts Receivables - Concessions (Details 2) - Piped Gas Distribution Service Concession [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 233,026	R$ 189,416
Transfers from contract assets (Note 11.2)		8,310
Transfers to intangible assets (Note 19.3)	(243,628)	1,398
Fair value recognition	10,772	33,909
Loss on disposal	(170)	(7)
Balance as of December 31, 2022	R$ (0)	R$ 233,026